Other Financial Assets and Liabilities - Summary of Derivative Financial Assets and Liabilities (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Interest Rate Benchmark Reform-Phase 2 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instruments in hedging relationships to which amendments for interest rate benchmark reform are applied	₩ 21,635